                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859

-------------------------------------------------------------------------------

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND                              11/30/04


ANNUAL REPORT
-------------------------------------------------------------------------------


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                23
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       44
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              57
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               58
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         62
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      62
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             63
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

PORFOLIO STRUCTURE*

              Stocks                                   98.1%
              Cash & Other Net Assets                   1.9%

              TOP TEN HOLDINGS

              Johnson & Johnson                         3.7%
              ----------------------------------------------
              Microsoft Corp.                           3.1%
              ----------------------------------------------
              Dell, Inc.                                2.9%
              ----------------------------------------------
              Cisco Systems, Inc.                       2.8%
              ----------------------------------------------
              Wyeth                                     2.5%
              ----------------------------------------------
              Target Corp.                              2.1%
              ----------------------------------------------
              Procter & Gamble Co.                      2.1%
              ----------------------------------------------
              Amgen, Inc.                               2.0%
              ----------------------------------------------
              Abbott Laboratories                       1.9%
              ----------------------------------------------
              Genzyme Corp.                             1.9%
              ----------------------------------------------

              SECTOR WEIGHTINGS

              Technology                               27.8%
              ----------------------------------------------
              Health Care                              22.4%
              ----------------------------------------------
              Leisure                                  10.1%
              ----------------------------------------------
              Retailing                                 9.1%
              ----------------------------------------------
              Financial Services                        6.3%
              ----------------------------------------------
              Consumer Staples                          5.6%
              ----------------------------------------------
              Industrial Goods & Services               4.9%
              ----------------------------------------------
              Special Products & Services               3.3%
              ----------------------------------------------
              Transportation                            2.5%
              ----------------------------------------------
              Energy                                    1.8%
              ----------------------------------------------
              Utilities & Communications                1.8%
              ----------------------------------------------
              Basic Materials                           1.7%
              ----------------------------------------------
              Autos & Housing                           0.8%
              ----------------------------------------------

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve-months ended November 30, 2004, Class A shares of the MFS Massachusetts Investors Growth Stock Fund provided an average annual return not including sales charge of 7.80%, outperforming the 5.83% return for its benchmark, the Russell 1000 Growth Index. The fund's investment objective is to provide long-term growth of capital and future income rather than current income. The fund invests its assets, except for working cash balances, in the common stocks and securities convertible into common stocks of companies we believe offer better than average prospects for long- term growth.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and a turbulent geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the health care sector was the leading contributor to the fund's relative performance over the period. Within the health care sector our decisions to underweight Pfizer and avoid Merck benefited the fund. Merck is a stock that is held in the index. Stock selection within the technology sector contributed to relative results as well. Our decision to underweight technology stock Intel proved beneficial as the stock declined over the period. Intel was not held at the end of the period. Other stocks within the technology sector that added to relative returns were Symantec Corp and eBay Inc. in which we held overweighted positions. Marvell Technology Group, a security that is not held in the index, provided positive relative returns in comparison to the fund's benchmark, the Russell 1000 Growth Index.

The retailing sector also contributed to the fund's relative performance. Within retail, our decision to underweight Wal-Mart Stores aided results. In the consumer staples sector, our underweighted position in poor-performing Coca-Cola also boosted relative results. Other stocks that contributed to performance included industrial conglomerate, Tyco International and leisure company Carnival Corp. Both Tyco International and Carnival Corp. are not held in the index.

DETRACTORS FROM RELATIVE PERFORMANCE

Stock selection in the leisure sector detracted from relative performance although only one leisure stock was among the fund's top detractors overall. We bought Starbucks Corp and underweighted the stock relative to the index; we sold the stock early in the period and missed the significant run-up in valuation.

Though the technology sector overall contributed to relative performance, some of the fund's overall largest detractors came from this sector, including VERITAS Software, IAC/Interactive Corp., Analog Devices Inc. and Red Hat Inc. Our underweight in QUALCOMM relative to the index and selling the stock prior to period end detracted from relative results. Our avoidance of strong-performing aerospace company, Boeing Co., which is in the benchmark, also held back relative results for the period.

The fund's cash position also detracted from relative performance. As with all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, holding any cash hurt performance against our benchmark, the Russell 1000 Growth Index, which has no cash.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                   Massachusetts Investors        Russell
                     Growth Stock Fund             1000
                        -- Class A             Growth Index

          11/94           $ 9,425                $10,000
          11/96            12,526                 17,515
          11/98            28,881                 28,511
          11/00            39,439                 33,156
          11/02            23,438                 19,792
          11/04            27,900                 24,454

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      inception date      1-yr       3-yr       5-yr      10-yr
------------------------------------------------------------------------------
        A               1/1/35          7.80%     -2.28%     -5.95%     11.46%
------------------------------------------------------------------------------
        B               9/7/93          7.09%     -2.92%     -6.57%     10.70%
------------------------------------------------------------------------------
        C              11/3/97          7.12%     -2.93%     -6.57%     10.70%
------------------------------------------------------------------------------
        I               1/2/97          8.15%     -1.94%     -5.62%     11.76%
------------------------------------------------------------------------------
        J              12/18/00         7.06%     -2.92%     -6.57%     10.70%
------------------------------------------------------------------------------
       R1              12/31/02         7.71%     -2.30%     -5.96%     11.45%
------------------------------------------------------------------------------
       R2              10/31/03         7.26%     -2.86%     -6.54%     10.72%
------------------------------------------------------------------------------
      529A             7/31/02          7.57%     -2.52%     -6.09%     11.38%
------------------------------------------------------------------------------
      529B             7/31/02          6.91%     -3.06%     -6.65%     10.65%
------------------------------------------------------------------------------
      529C             7/31/02          6.84%     -3.07%     -6.66%     10.65%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks

------------------------------------------------------------------------------
Average large-cap growth fund+          6.16%     -1.60%     -6.71%      8.27%
------------------------------------------------------------------------------
Russell 1000 Growth Index#              5.83%     -1.51%     -8.19%      9.35%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                               1.61%     -4.19%     -7.06%     10.81%
------------------------------------------------------------------------------
        B                               3.09%     -3.90%     -6.88%     10.70%
------------------------------------------------------------------------------
        C                               6.12%     -2.93%     -6.57%     10.70%
------------------------------------------------------------------------------
        J                               2.78%     -4.23%     -7.33%     10.25%
------------------------------------------------------------------------------
      529A                              1.39%     -4.43%     -7.20%     10.72%
------------------------------------------------------------------------------
      529B                              2.91%     -4.04%     -6.97%     10.65%
------------------------------------------------------------------------------
      529C                              5.84%     -3.07%     -6.66%     10.65%
------------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
        A                               7.80%     -6.68%    -26.41%    196.02%
------------------------------------------------------------------------------
        B                               7.09%     -8.49%    -28.80%    176.35%
------------------------------------------------------------------------------
        C                               7.12%     -8.53%    -28.82%    176.25%
------------------------------------------------------------------------------
        I                               8.15%     -5.70%    -25.12%    204.01%
------------------------------------------------------------------------------
        J                               7.06%     -8.50%    -28.82%    176.30%
------------------------------------------------------------------------------
       R1                               7.71%     -6.76%    -26.47%    195.77%
------------------------------------------------------------------------------
       R2                               7.26%     -8.33%    -28.68%    176.84%
------------------------------------------------------------------------------
      529A                              7.57%     -7.38%    -26.97%    193.78%
------------------------------------------------------------------------------
      529B                              6.91%     -8.92%    -29.13%    175.08%
------------------------------------------------------------------------------
      529C                              6.84%     -8.94%    -29.14%    175.02%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - measures large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results including sales charge reflect the deduction of the maximum 4% sales charge and are available only to residents of Japan. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, J, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. For example, the impact on the fund's performance (not including sales charge) for the one-year period through the date shown would have been lower by approximately 0.25% for each share class.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Growth companies risk is the risk that the prices of growth company securities held by the fund, which are the fund's principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard & Poor's Composite 500 Index) due to changing economic, political or market conditions.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                                                   Expenses
                     Annualized     Beginning        Ending      Paid During
                       Expense    Account Value  Account Value*     Period**
                        Ratio        6/01/04        11/30/04    6/01/04-11/30/04
--------------------------------------------------------------------------------
       Actual          0.92%        $1,000          $1,038           $4.70
 A   ---------------------------------------------------------------------------
       Hypothetical    0.92%        $1,000          $1,020           $4.66
--------------------------------------------------------------------------------
       Actual          1.56%        $1,000          $1,034           $7.96
 B   ---------------------------------------------------------------------------
       Hypothetical    1.56%        $1,000          $1,017           $7.89
--------------------------------------------------------------------------------
       Actual          1.56%        $1,000          $1,033           $7.95
 C   ---------------------------------------------------------------------------
       Hypothetical    1.56%        $1,000          $1,017           $7.89
--------------------------------------------------------------------------------
       Actual          0.57%        $1,000          $1,039           $2.91
 I   ---------------------------------------------------------------------------
       Hypothetical    0.57%        $1,000          $1,022           $2.89
--------------------------------------------------------------------------------
       Actual          1.56%        $1,000          $1,034           $7.95
 J   ---------------------------------------------------------------------------
       Hypothetical    1.56%        $1,000          $1,017           $7.89
--------------------------------------------------------------------------------
       Actual          1.07%        $1,000          $1,036           $5.46
 R1  ---------------------------------------------------------------------------
       Hypothetical    1.07%        $1,000          $1,020           $5.42
--------------------------------------------------------------------------------
       Actual          1.32%        $1,000          $1,035           $6.73
 R2  ---------------------------------------------------------------------------
       Hypothetical    1.32%        $1,000          $1,018           $6.68
--------------------------------------------------------------------------------
       Actual          1.17%        $1,000          $1,036           $5.97
529A ---------------------------------------------------------------------------
       Hypothetical    1.17%        $1,000          $1,019           $5.92
--------------------------------------------------------------------------------
       Actual          1.81%        $1,000          $1,032           $9.22
529B ---------------------------------------------------------------------------
       Hypothetical    1.81%        $1,000          $1,016           $9.15
--------------------------------------------------------------------------------
       Actual          1.81%        $1,000          $1,033           $9.22
529C ---------------------------------------------------------------------------
       Hypothetical    1.81%        $1,000          $1,016           $9.15
--------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/04
-------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.1%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 0.2%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 316,600         $19,261,944
-------------------------------------------------------------------------------------------------

Airlines - 0.3%
-------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                             1,619,800         $25,479,454
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.3%
-------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       896,600         $75,906,156
-------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                          123,200           4,852,848
-------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                            798,100          31,030,128
-------------------------------------------------------------------------------------------------
                                                                                     $111,789,132
-------------------------------------------------------------------------------------------------
Automotive - 0.8%
-------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                               1,221,900         $70,650,258
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 3.4%
-------------------------------------------------------------------------------------------------
American Express Co.                                                2,225,900        $124,004,889
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     1,884,600          84,335,850
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                            249,300           6,621,408
-------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                  436,800          20,547,072
-------------------------------------------------------------------------------------------------
SLM Corp.^                                                          1,297,700          66,403,309
-------------------------------------------------------------------------------------------------
                                                                                     $301,912,528
-------------------------------------------------------------------------------------------------
Biotechnology - 5.8%
-------------------------------------------------------------------------------------------------
Amgen, Inc.                                                         2,885,313        $173,234,193
-------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                       501,900          13,762,098
-------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      299,100          14,431,575
-------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                      2,942,918         164,832,837
-------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                              1,293,800          44,584,348
-------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                             1,947,300          82,215,006
-------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                      803,800          21,381,080
-------------------------------------------------------------------------------------------------
                                                                                     $514,441,137
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.0%
-------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                        1,259,800         $19,426,116
-------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                    454,200          15,297,456
-------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                 3,516,600         105,638,664
-------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                           99,200           2,941,280
-------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                375,500          $5,970,450
-------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                    564,400          18,506,676
-------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"^*                                  199,000           7,167,980
-------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              931,300          57,992,051
-------------------------------------------------------------------------------------------------
News Corp., "A"^                                                    3,653,500          64,630,415
-------------------------------------------------------------------------------------------------
Omnicom Group, Inc.^                                                  142,300          11,526,300
-------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                   2,466,800          43,687,028
-------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                               1,352,600          40,713,260
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   1,594,200          55,318,740
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                     2,344,200          63,012,096
-------------------------------------------------------------------------------------------------
Westwood One, Inc.^*                                                  872,800          19,568,176
-------------------------------------------------------------------------------------------------
                                                                                     $531,396,688
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             630,700         $66,072,132
-------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                      48,800           3,325,232
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                479,000          13,996,380
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             591,700          32,963,607
-------------------------------------------------------------------------------------------------
Morgan Stanley                                                         85,100           4,318,825
-------------------------------------------------------------------------------------------------
                                                                                     $120,676,176
-------------------------------------------------------------------------------------------------
Business Services - 2.4%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                4,126,800        $107,049,192
-------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                       255,800          11,646,574
-------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                    183,600           8,950,500
-------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                       1,163,000          44,787,130
-------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                  153,300           8,929,725
-------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        186,100           9,001,657
-------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                              523,300          14,751,827
-------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                       196,500           9,685,344
-------------------------------------------------------------------------------------------------
                                                                                     $214,801,949
-------------------------------------------------------------------------------------------------
Chemicals - 1.6%
-------------------------------------------------------------------------------------------------
3M Co.                                                                665,800         $52,991,022
-------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      445,600          22,489,432
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                         209,500           9,494,540
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                        1,250,200          57,534,204
-------------------------------------------------------------------------------------------------
                                                                                     $142,509,198
-------------------------------------------------------------------------------------------------

Computer Software - 9.0%
-------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                           918,200         $11,890,690
-------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                        3,693,500          95,476,975
-------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                             419,300           5,731,831
-------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                             1,039,700          24,682,478
-------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                         2,421,100         110,426,371
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    10,172,700         272,730,087
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                      10,068,300         127,464,678
-------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                     4,708,900          68,184,872
-------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                          152,500           6,786,250
-------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       500,200          31,917,762
-------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                             2,072,800          45,394,320
-------------------------------------------------------------------------------------------------
                                                                                     $800,686,314
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.2%
-------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                 297,300          $7,019,253
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                         6,274,200         254,230,584
-------------------------------------------------------------------------------------------------
International Business Machines Corp.                               1,178,700         111,080,688
-------------------------------------------------------------------------------------------------
                                                                                     $372,330,525
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.2%
-------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                             922,600         $73,531,220
-------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                 1,420,700          53,333,078
-------------------------------------------------------------------------------------------------
Career Education Corp.^*                                              276,300          10,748,070
-------------------------------------------------------------------------------------------------
Gillette Co.                                                          490,800          21,344,892
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                3,404,600         182,078,008
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                               1,144,900          33,759,373
-------------------------------------------------------------------------------------------------
                                                                                     $374,794,641
-------------------------------------------------------------------------------------------------
Electrical Equipment - 3.3%
-------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                           331,800         $22,001,658
-------------------------------------------------------------------------------------------------
Danaher Corp.^                                                        372,200          21,170,736
-------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  508,400          33,971,288
-------------------------------------------------------------------------------------------------
General Electric Co.                                                1,591,600          56,278,976
-------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                      6,400             311,040
-------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             4,755,800         161,554,526
-------------------------------------------------------------------------------------------------
                                                                                     $295,288,224
-------------------------------------------------------------------------------------------------

Electronics - 4.6%
-------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                  645,000         $22,645,950
-------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                1,654,000          61,115,300
-------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                            1,518,400          25,266,176
-------------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                                  499,100          16,230,732
-------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^*                                                    575,300          25,923,018
-------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               296,100          11,299,176
-------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                     1,371,058          43,956,119
-------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       788,400          32,292,864
-------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                              564,700          15,213,018
-------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                  2,489,800          27,487,392
-------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                    3,161,800          25,199,546
-------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             1,542,100          37,287,978
-------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                       1,941,200          60,604,264
-------------------------------------------------------------------------------------------------
                                                                                     $404,521,533
-------------------------------------------------------------------------------------------------
Entertainment - 0.1%
-------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                   226,200          $6,650,280
-------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.4%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                           2,787,000        $126,446,190
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.3%
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       3,188,900        $159,157,999
-------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                        1,216,800          42,283,800
-------------------------------------------------------------------------------------------------
                                                                                     $201,441,799
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
-------------------------------------------------------------------------------------------------
Carnival Corp.^                                                     2,516,000        $133,373,160
-------------------------------------------------------------------------------------------------
Cendant Corp.                                                         434,800           9,856,916
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                         446,200          22,176,140
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                             396,600          20,738,214
-------------------------------------------------------------------------------------------------
                                                                                     $186,144,430
-------------------------------------------------------------------------------------------------
General Merchandise - 3.1%
-------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            702,100         $20,571,530
-------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                      1,064,000          49,114,240
-------------------------------------------------------------------------------------------------
Target Corp.                                                        3,681,400         188,561,308
-------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 398,400          20,740,704
-------------------------------------------------------------------------------------------------
                                                                                     $278,987,782
-------------------------------------------------------------------------------------------------

Health Maintenance Organizations - 0.2%
-------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                              211,600         $17,531,060
-------------------------------------------------------------------------------------------------

Insurance - 1.5%
-------------------------------------------------------------------------------------------------
AFLAC, Inc.^                                                          776,400         $29,208,168
-------------------------------------------------------------------------------------------------
American International Group, Inc.                                  1,123,100          71,148,385
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                98,700           6,316,800
-------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.^                                        358,965          13,095,043
-------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                  182,800          13,775,808
-------------------------------------------------------------------------------------------------
                                                                                     $133,544,204
-------------------------------------------------------------------------------------------------
Internet - 4.2%
-------------------------------------------------------------------------------------------------
Amazon.com, Inc.*                                                     115,800          $4,594,944
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                         1,267,300         142,507,885
-------------------------------------------------------------------------------------------------
Google, Inc.*                                                         128,000          23,424,000
-------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                               3,631,000          89,649,390
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                      2,904,200         109,256,004
-------------------------------------------------------------------------------------------------
                                                                                     $369,432,223
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                             1,492,000         $72,958,800
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      94,400          11,339,174
-------------------------------------------------------------------------------------------------
                                                                                      $84,297,974
-------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
-------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     871,600         $79,794,980
-------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                             323,300          30,464,559
-------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                 101,000           7,554,800
-------------------------------------------------------------------------------------------------
                                                                                     $117,814,339
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
-------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                  2,195,900         $78,525,384
-------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                        337,063          17,769,961
-------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                       163,600           4,523,540
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                           1,622,000          63,939,240
-------------------------------------------------------------------------------------------------
                                                                                     $164,758,125
-------------------------------------------------------------------------------------------------
Medical Equipment - 4.2%
-------------------------------------------------------------------------------------------------
Biomet, Inc.^                                                         539,100         $25,806,717
-------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                       203,500          12,191,685
-------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                         527,700           7,060,626
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^                              1,129,800          63,878,892
-------------------------------------------------------------------------------------------------
Guidant Corp.^                                                        715,600          46,392,348
-------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                     2,921,700         140,387,685
-------------------------------------------------------------------------------------------------
Millipore Corp.*                                                       94,700           4,613,784
-------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                554,100          16,761,525
-------------------------------------------------------------------------------------------------
Waters Corp.*                                                         680,300          31,742,798
-------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                295,000          24,072,000
-------------------------------------------------------------------------------------------------
                                                                                     $372,908,060
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                       384,900          $9,553,218
-------------------------------------------------------------------------------------------------

Oil Services - 1.8%
-------------------------------------------------------------------------------------------------
BJ Services Co.                                                       766,100         $38,818,287
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   285,000           8,949,000
-------------------------------------------------------------------------------------------------
Halliburton Co.^                                                    1,894,900          78,354,115
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                          193,600           9,379,920
-------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            450,000          27,256,500
-------------------------------------------------------------------------------------------------
                                                                                     $162,757,822
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.7%
-------------------------------------------------------------------------------------------------
EMC Corp.*                                                          7,546,300        $101,271,346
-------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     282,700          24,001,230
-------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                             809,600          24,417,536
-------------------------------------------------------------------------------------------------
                                                                                     $149,690,112
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.3%
-------------------------------------------------------------------------------------------------
Abbott Laboratories^                                                3,956,200        $166,002,152
-------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                       457,900          33,655,650
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                       449,600          17,570,354
-------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                 216,400           5,712,960
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     1,280,700          68,299,731
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                   5,449,300         328,701,775
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          502,800          13,962,756
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                      539,100          56,787,219
-------------------------------------------------------------------------------------------------
Wyeth                                                               5,558,600         221,621,382
-------------------------------------------------------------------------------------------------
                                                                                     $912,313,979
-------------------------------------------------------------------------------------------------

Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                360,000         $10,731,600
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.5%
-------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                515,200         $45,198,496
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.3%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    530,800         $23,907,232
-------------------------------------------------------------------------------------------------

Restaurants - 0.5%
-------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                             175,100          $8,560,639
-------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                             229,200           9,924,360
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                    485,100          22,023,540
-------------------------------------------------------------------------------------------------
                                                                                      $40,508,539
-------------------------------------------------------------------------------------------------
Specialty Stores - 3.3%
-------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.                                               241,600         $11,004,880
-------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                              252,300          10,073,834
-------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                  1,583,400          89,272,092
-------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                        345,500           9,622,175
-------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                     248,400           4,066,308
-------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                   1,510,100          83,553,833
-------------------------------------------------------------------------------------------------
Nordstrom, Inc.^                                                      175,700           7,686,875
-------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                        645,100          22,107,577
-------------------------------------------------------------------------------------------------
Staples, Inc.                                                       1,157,500          36,935,825
-------------------------------------------------------------------------------------------------
Tiffany & Co.                                                         379,000          11,597,400
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        431,500          10,157,510
-------------------------------------------------------------------------------------------------
                                                                                     $296,078,309
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
-------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^                                    1,418,900         $66,276,819
-------------------------------------------------------------------------------------------------
Andrew Corp.*                                                         212,590           3,018,778
-------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                      259,600           4,197,732
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  9,537,800          25,881,977
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                             1,468,369          40,042,423
-------------------------------------------------------------------------------------------------
                                                                                     $139,417,729
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 4.1%
-------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                          527,300         $11,816,793
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               13,351,400         249,804,694
-------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                           396,800           8,439,936
-------------------------------------------------------------------------------------------------
Corning, Inc.*                                                      2,155,200          27,112,416
-------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                         1,416,200           5,565,666
-------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        395,800          16,473,196
-------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                              248,100          22,073,457
-------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                699,900          23,271,675
-------------------------------------------------------------------------------------------------
                                                                                     $364,557,833
-------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                          810,750         $18,493,208
-------------------------------------------------------------------------------------------------

Trucking - 1.9%
-------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                          224,800         $11,972,848
-------------------------------------------------------------------------------------------------
FedEx Corp.                                                           735,100          69,856,553
-------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      990,600          83,358,990
-------------------------------------------------------------------------------------------------
                                                                                     $165,188,391
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $8,512,696,472)                                     $8,698,892,635
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.9%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04,
at Amortized Cost                                                 $76,489,000         $76,489,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.6%
-------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 2.08%, dated
11/30/04, due 12/01/04, total to be received $7,120,512
(secured by various U.S. Treasury and Federal Agency
obligations in an indivually traded account), at Cost              $7,120,100          $7,120,100
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      314,707,711        $314,707,711
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                            $321,827,811
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $8,911,013,283)                                $9,097,209,446
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.6)%                                              (227,881,120)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $8,869,328,326
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES,
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04

ASSETS

Investments, at value, including $313,552,524 of
securities on loan (identified cost, $8,911,013,283)          $9,097,209,446
-----------------------------------------------------------------------------------------------------
Cash                                                                 198,224
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                  138,400,915
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    4,531,389
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 39,671,532
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement              22,479,377
-----------------------------------------------------------------------------------------------------
Other assets                                                          91,243
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $9,302,582,126
-----------------------------------------------------------------------------------------------------

LIABILITIES

Collateral for securities loaned, at value                      $321,827,811
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 76,164,516
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                27,981,079
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      80,766
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      4,424,135
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       141,208
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     22
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               4
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             2,634,259
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $433,253,800
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $8,869,328,326
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                              $14,071,036,741
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                       186,209,249
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                 (5,411,360,475)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   23,442,811
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $8,869,328,326
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 771,267,980
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                  $5,540,055,542
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             466,482,085
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.88
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.88)                                                  $12.60
-----------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                  $2,415,346,030
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             221,958,250
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.88
-----------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                    $739,534,312
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              68,258,169
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.83
-----------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                    $133,502,288
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              11,048,281
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $12.08
-----------------------------------------------------------------------------------------------------

Class J shares
  Net assets                                                      $7,630,457
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 708,282
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $10.77
-----------------------------------------------------------------------------------------------------

Class R1 shares
  Net assets                                                     $29,239,451
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,462,436
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.87
-----------------------------------------------------------------------------------------------------

Class R2 shares
  Net assets                                                        $707,888
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  59,875
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.82
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares
  Net assets                                                      $2,069,979
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 175,540
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.79
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.79)                                                  $12.51
-----------------------------------------------------------------------------------------------------

Class 529B shares
  Net assets                                                        $477,847
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  44,127
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.83
-----------------------------------------------------------------------------------------------------

Class 529C shares
  Net assets                                                        $764,532
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  70,935
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.78
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 11/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                       $110,011,920
-----------------------------------------------------------------------------------------------------
  Other#                                                            22,479,377
-----------------------------------------------------------------------------------------------------
  Interest                                                           4,363,482
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (509,126)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                  $136,345,653
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                   $32,876,943
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               155,038
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       18,999,187
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            22,044,038
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            25,867,100
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             8,227,019
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                                91,635
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              135,650
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  930
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              5,542
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              3,956
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              7,011
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       3,959
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         988
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       1,754
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    465
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   354,222
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      1,487,700
-----------------------------------------------------------------------------------------------------
  Printing                                                             722,413
-----------------------------------------------------------------------------------------------------
  Postage                                                            1,655,034
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         47,237
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           197,643
-----------------------------------------------------------------------------------------------------
  Registration fees                                                    185,734
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                      1,157,833
-----------------------------------------------------------------------------------------------------
Total expenses                                                                           $114,229,031
-----------------------------------------------------------------------------------------------------
  Reimbursement of expenses by investment adviser                      (29,859)
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (1,553,273)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                             $112,645,899
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $23,699,754
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $762,993,248
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (25,994)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $762,967,254
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(62,191,764)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                              26,083
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $(62,165,681)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $700,801,573
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $724,501,327
-----------------------------------------------------------------------------------------------------

# Includes a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the
  Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 11/30                                          2004                         2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income (loss)                                   $23,699,754                 $(21,161,951)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          762,967,254                1,260,305,033
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           (62,165,681)                (214,224,436)
--------------------------------------------------------  ----------------               --------------
Change in net assets from operations                          $724,501,327               $1,024,918,646
--------------------------------------------------------  ----------------               --------------
Change in net assets from fund share transactions          $(2,936,090,100)               $(209,024,226)
--------------------------------------------------------  ----------------               --------------
Redemption fees                                                     $9,598                          $--
--------------------------------------------------------  ----------------               --------------
Total change in net assets                                 $(2,211,579,175)                $815,894,420
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                     $11,080,907,501              $10,265,013,081
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $23,442,811 and accumulated
net investment loss of $230,949, respectively)              $8,869,328,326              $11,080,907,501
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                       YEARS ENDED 11/30
                                   -----------------------------------------------------------------------------------------
CLASS A                                      2004                2003               2002              2001              2000

Net asset value, beginning of period       $11.02               $9.98             $12.73            $18.47            $19.29
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)           $0.05               $0.00+            $(0.02)           $(0.00)+          $(0.03)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           0.81                1.04              (2.73)            (4.02)             0.83###
----------------------------------------  -------              ------             ------            ------            ------
Total from investment operations            $0.86               $1.04             $(2.75)           $(4.02)            $0.80
----------------------------------------  -------              ------             ------            ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                       $--                 $--                $--            $(1.47)           $(1.62)
----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --                  --                 --             (0.25)               --
----------------------------------------  -------              ------             ------            ------            ------
Total distributions declared to
shareholders                                  $--                 $--                $--            $(1.72)           $(1.62)
----------------------------------------  -------              ------             ------            ------            ------
Redemption fees added to paid-in
capital#                                    $0.00+                $--                $--               $--               $--
----------------------------------------  -------              ------             ------            ------            ------
Net asset value, end of period             $11.88              $11.02              $9.98            $12.73            $18.47
----------------------------------------  -------              ------             ------            ------            ------
Total return (%)(+)                          7.80^              10.42*            (21.60)           (24.20)             4.03
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                       YEARS ENDED 11/30
                                   -----------------------------------------------------------------------------------------
CLASS A (CONTINUED)                          2004                2003               2002              2001              2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   0.92                0.95               0.94              0.94              0.85
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.44                0.01              (0.14)            (0.03)            (0.15)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            141                 283                227               305               261
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                      $5,540,056              $7,079             $6,327            $8,337            $9,243
----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.05**               $--                $--               $--               $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   0.92**                --                 --                --                --
----------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.44**                --                 --                --                --
----------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    0.07% lower.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower. ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 11/30
                                           --------------------------------------------------------------------------------
CLASS B                                              2004              2003            2002            2001            2000

Net asset value, beginning of period               $10.16             $9.27          $11.89          $17.37          $18.28
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.02)           $(0.06)         $(0.08)         $(0.09)         $(0.16)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.74              0.95           (2.54)          (3.77)           0.80###
----------------------------------------------  ---------            ------          ------          ------          ------
Total from investment operations                    $0.72             $0.89          $(2.62)         $(3.86)          $0.64
----------------------------------------------  ---------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                   $--               $--             $--          $(1.39)         $(1.55)
---------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --              --           (0.23)             --
----------------------------------------------  ---------            ------          ------          ------          ------
Total distributions declared to
shareholders                                          $--               $--             $--          $(1.62)         $(1.55)
----------------------------------------------  ---------            ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--             $--             $--             $--
----------------------------------------------  ---------            ------          ------          ------          ------
Net asset value, end of period                     $10.88            $10.16           $9.27          $11.89          $17.37
----------------------------------------------  ---------            ------          ------          ------          ------
Total return (%)                                     7.09^             9.60*         (22.04)         (24.71)           3.34
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 11/30
                                           --------------------------------------------------------------------------------
CLASS B (CONTINUED)                                  2004              2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.56              1.60            1.59            1.59            1.50
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.17)            (0.64)          (0.79)          (0.68)          (0.80)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    141               283             227             305             261
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                              $2,415,346            $2,779          $2,820          $4,280          $5,488
---------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                $(0.02)**             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.56**              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.17)**             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    0.08% lower.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively. +Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         YEARS ENDED 11/30
                                         ----------------------------------------------------------------------------------
CLASS C                                          2004              2003            2002              2001              2000

Net asset value, beginning of period           $10.11             $9.23          $11.84            $17.31            $18.23
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                       $(0.02)           $(0.06)         $(0.08)           $(0.09)           $(0.16)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.74              0.94           (2.53)            (3.75)             0.79###
--------------------------------------------  -------            ------          ------            ------            ------
Total from investment operations                $0.72             $0.88          $(2.61)           $(3.84)            $0.63
--------------------------------------------  -------            ------          ------            ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions               $--               $--             $--            $(1.40)           $(1.55)
---------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                             --                --              --             (0.23)               --
--------------------------------------------  -------            ------          ------            ------            ------
Total distributions declared to
shareholders                                      $--               $--             $--            $(1.63)           $(1.55)
--------------------------------------------  -------            ------          ------            ------            ------
Redemption fees added to paid-in
capital#                                        $0.00+              $--             $--               $--               $--
--------------------------------------------  -------            ------          ------            ------            ------
Net asset value, end of period                 $10.83            $10.11           $9.23            $11.84            $17.31
--------------------------------------------  -------            ------          ------            ------            ------
Total return (%)                                 7.12^             9.53*         (22.04)           (24.69)             3.32
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                         YEARS ENDED 11/30
                                         ----------------------------------------------------------------------------------
CLASS C (CONTINUED)                              2004              2003            2002              2001              2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.56              1.60            1.59              1.59              1.50
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.19)            (0.64)          (0.79)            (0.68)            (0.80)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                141               283             227               305               261
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $739,534          $911,333        $917,809        $1,446,087        $1,757,043
---------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                            $(0.02)**            $--             $--               $--               $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.56**              --              --                --                --
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                             (0.19)**             --              --                --                --
---------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    0.08% lower.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 11/30
                                             ------------------------------------------------------------------------------
CLASS I                                              2004              2003            2002            2001            2000

Net asset value, beginning of period               $11.17            $10.08          $12.81          $18.58          $19.38
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                          $0.08             $0.04           $0.03           $0.05           $0.04
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.83              1.05           (2.76)          (4.03)           0.83###
----------------------------------------------  ---------            ------          ------          ------          ------
Total from investment operations                    $0.91             $1.09          $(2.73)         $(3.98)          $0.87
----------------------------------------------  ---------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $--               $--             $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                --              --           (1.53)          (1.67)
---------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --              --           (0.26)             --
----------------------------------------------  ---------            ------          ------          ------          ------
Total distributions declared to
shareholders                                          $--               $--             $--          $(1.79)         $(1.67)
----------------------------------------------  ---------            ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--             $--             $--             $--
----------------------------------------------  ---------            ------          ------          ------          ------
Net asset value, end of period                     $12.08            $11.17          $10.08          $12.81          $18.58
----------------------------------------------  ---------            ------          ------          ------          ------
Total return (%)                                     8.15^            10.81*         (21.31)         (23.93)           4.39
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 11/30
                                             ------------------------------------------------------------------------------
CLASS I (CONTINUED)                                  2004              2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.57              0.60            0.59            0.59            0.50
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.67              0.36            0.21            0.32            0.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    141               283             227             305             261
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $133,502          $285,467        $196,501        $195,542        $152,515
---------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.08**             $--             $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           0.57**              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.67**              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
  * The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    0.07% lower.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
^The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 11/30
                                                      -------------------------------------------------            PERIOD ENDED
CLASS J                                                      2004                2003              2002              11/30/01*

Net asset value, beginning of period                       $10.06               $9.17            $11.77                $15.98
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.03)             $(0.06)           $(0.08)               $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.74                0.95             (2.52)                (4.12)
-------------------------------------------------------  --------              ------            ------                ------
Total from investment operations                            $0.71               $0.89            $(2.60)               $(4.21)
-------------------------------------------------------  --------              ------            ------                ------
Redemption fees added to paid-in capital#                   $0.00+++              $--               $--                   $--
-------------------------------------------------------  --------              ------            ------                ------
Net asset value, end of period                             $10.77              $10.06             $9.17                $11.77
-------------------------------------------------------  --------              ------            ------                ------
Total return (%)(+)                                          7.06^               9.71**          (22.09)               (26.35)++
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                      YEARS ENDED 11/30
                                                      -------------------------------------------------             PERIOD ENDED
CLASS J (CONTINUED)                                          2004                2003              2002               11/30/01*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.56                1.61              1.59                  1.59+
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.25)              (0.66)            (0.79)                (0.68)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            141                 283               227                   305
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                              $7,630             $10,368            $3,284                $6,861
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.03)***             $--               $--                   $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.56***               --                --                    --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.25)***              --                --                    --
-----------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  * For the period from the inception of Class J shares, December 18, 2000, through November 30, 2001. For performance calculation purposes, the Class J inception date was changed from December 8, 2000 to December 18, 2000 to reflect the date of the initial public sale of Class J shares. As a result, the total return, beginning net asset value, and distributions declared have been restated.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been
    0.09% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower. The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED             PERIOD ENDED
CLASS R1                                                                 11/30/04                11/30/03*

Net asset value, beginning of period                                      $11.02                  $9.23
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                          $0.05                 $(0.01)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          0.80                   1.80
-----------------------------------------------------------------------  -------                 ------
Total from investment operations                                           $0.85                  $1.79
-----------------------------------------------------------------------  -------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
-----------------------------------------------------------------------  -------                 ------
Net asset value, end of period                                            $11.87                 $11.02
-----------------------------------------------------------------------  -------                 ------
Total return (%)                                                            7.71^                 19.39++**
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.07                   1.10+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                         0.42                  (0.15)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           141                    283
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $29,239                $14,105
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.05***                 $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.07***                  --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.42***                  --
-------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the period ended November 30, 2003 would have been 0.08%
    lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED            PERIOD ENDED
CLASS R2                                                                 11/30/04               11/30/03*

Net asset value, beginning of period                                      $11.02                 $11.02^^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                   $0.00+++              $(0.00)+++
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.80                  (0.00)+++
--------------------------------------------------------------------  ----------                 ------
Total from investment operations                                           $0.80                 $(0.00)+++
--------------------------------------------------------------------  ----------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
--------------------------------------------------------------------  ----------                 ------
Net asset value, end of period                                            $11.82                 $11.02
--------------------------------------------------------------------  ----------                 ------
Total return (%)                                                            7.26^                  0.00^^++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.33                   1.44+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                         0.03                  (0.34)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           141                    283
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $708                     $5
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.00+++**               $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.33**                   --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.03**                   --
-------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been
    0.25% lower.
 ^^ The net asset value and total return previously reported as $11.04 and (0.18)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEARS ENDED 11/30
                                                               ------------------------------          PERIOD ENDED
CLASS 529A                                                            2004               2003            11/30/02*

Net asset value, beginning of period                                $10.96              $9.97              $9.72^^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                    $0.04             $(0.02)            $(0.00)+++
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                    0.79               1.01               0.25
-----------------------------------------------------------------  -------             ------             ------
Total from investment operations                                     $0.83              $0.99              $0.25
-----------------------------------------------------------------  -------             ------             ------
Redemption fees added to paid-in capital#                            $0.00+++             $--                $--
-----------------------------------------------------------------  -------             ------             ------
Net asset value, end of period                                      $11.79             $10.96              $9.97
-----------------------------------------------------------------  -------             ------             ------
Total return (%)(+)                                                                                             ^
                                                                      7.57^              9.93**             2.57^   ++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.17               1.20               1.19+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                   0.39              (0.24)             (0.16)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     141                283                227
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $2,070             $1,068                $95
----------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.04***             $--                $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.17***              --                 --
----------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.39***              --                 --
----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.08% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
 ^^ The net asset value and total return previously reported as $9.78 and 1.94%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEARS ENDED 11/30
                                                               ------------------------------          PERIOD ENDED
CLASS 529B                                                            2004               2003            11/30/02*

Net asset value, beginning of period                                $10.13              $9.26              $9.05^^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.03)            $(0.08)            $(0.02)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                    0.73               0.95               0.23
----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                     $0.70              $0.87              $0.21
----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                            $0.00+++             $--                $--
----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                      $10.83             $10.13              $9.26
----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      6.91^              9.40**             2.32^^++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.81               1.85               1.84+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.30)             (0.89)             (0.78)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     141                283                227
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $478               $285                $24
----------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.03)***            $--                $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.81***              --                 --
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.30)***             --                 --
----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.09% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
 ^^ The net asset value and total return previously reported as $9.10 and 1.76%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEARS ENDED 11/30
                                                               ------------------------------          PERIOD ENDED
CLASS 529C                                                            2004               2003            11/30/02*

Net asset value, beginning of period                                $10.09              $9.22              $9.01^^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.04)            $(0.08)            $(0.02)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                    0.73               0.95               0.23
----------------------------------------------------------------  --------             ------             ------
Total from investment operations                                     $0.69              $0.87              $0.21
----------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                            $0.00+++             $--                $--
----------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                      $10.78             $10.09              $9.22
----------------------------------------------------------------  --------             ------             ------
Total return (%)                                                      6.84^              9.44**             2.33^^++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.81               1.86               1.84+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.34)             (0.88)             (0.81)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     141                283                227
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $765               $606                $32
----------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.04)***            $--                $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.81***              --                 --
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.34)***             --                 --
----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
 ** The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.09% lower.
*** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.25% lower.
 ^^ The net asset value and total return previously reported as $9.06 and 1.77%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $78,953 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a partial cash settlement in the amount of $7,969,847, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been lower by 0.07% for Classes A and I, 0.08% for Classes B, C, R1, and 529A, and 0.09% for Classes J, 529B, and 529C.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended November 30, 2004, the fund's custodian fees were reduced by $69,902 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended November 30, 2004, the fund's miscellaneous expenses were reduced by $1,483,371 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, and wash sales.

The fund paid no distributions for the years ended November 30, 2004 and November 30, 2003.

During the year ended November 30, 2004, accumulated undistributed net investment income decreased by $25,994, accumulated net realized loss on investments and foreign currency transactions decreased by $25,994 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $23,678,788
          ----------------------------------------------------------
          Capital loss carryforward                  (5,165,453,852)
          ----------------------------------------------------------
          Post-October capital loss deferral             (3,660,457)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)        (56,036,917)
          ----------------------------------------------------------
          Other temporary differences                      (235,977)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009 ($2,865,732,653) and November 30, 2010 ($2,299,721,199).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $10,636 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $15,996 for retired Independent Trustees for the year ended November 30, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $22,479,377 which resulted in an increase in the net asset value of $0.03 per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended November 30, 2004, the fund paid MFS $354,222, equivalent to 0.0035% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $355,345 and $3,241 for the year ended November 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                                0.10%           0.75%           0.75%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------
Service Fee                                     0.25%           0.25%           0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                         0.35%           1.00%           1.00%           0.50%           0.50%
---------------------------------------------------------------------------------------------------------------------

                                              CLASS J      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                                0.75%           0.10%           0.75%           0.75%
---------------------------------------------------------------------------------------------------------------------
Service Fee                                     0.25%           0.25%           0.25%           0.25%
---------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                         1.00%           0.35%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended November 30, 2004, amounted to:

                                              CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD                  $560,727         $20,742         $20,920              $6             $26
---------------------------------------------------------------------------------------------------------------------

                                              CLASS J      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                       $--            $821             $19             $61
---------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended
November 30, 2004 were as follows:

                                              CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates               0.35%           1.00%           1.00%           0.50%           0.50%
---------------------------------------------------------------------------------------------------------------------

                                              CLASS J      CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage Rates               1.00%           0.35%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Class J shares are available for distribution through Mizuho Investors Securities Co., Ltd. ("Mizuho") and Mitsubishi Securities Co., Ltd. ("Mitsubishi") and their network of financial intermediaries. Mizuho also serves as the fund's agent securities company in Japan, and in the capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho and Mitsubishi 0.60% per annum of the average daily net assets attributable to their respective Class J shares. In addition, MFD will pay to Mizuho 0.065% per annum of the fund's average daily net assets attributable to Class J shares to cover its service as the fund's agent securities company.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended November 30, 2004 were as follows:

                                              CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales Charges Imposed    $111,912      $7,161,376        $117,807             $39            $125
-----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended November 30, 2004, the fund paid MFSC a fee of $9,745,361 for shareholder services which equated to 0.0968% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $3,054,049 for the year ended November 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $13,857,788,023 and $16,559,304,652, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $9,153,259,449
          ----------------------------------------------------------
          Gross unrealized appreciation                $351,886,250
          ----------------------------------------------------------
          Gross unrealized depreciation                (407,936,253)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $(56,050,003)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Year ended 11/30/04                      Year ended 11/30/03
                                   SHARES               AMOUNT              SHARES               AMOUNT

CLASS A SHARES

Shares sold                       97,039,602        $1,105,194,897        999,838,772        $9,810,905,745
-----------------------------------------------------------------------------------------------------------
Shares reacquired               (273,231,815)       (3,121,614,621)      (990,973,324)       (9,742,916,521)
-----------------------------------------------------------------------------------------------------------
Net change                      (176,192,213)      $(2,016,419,724)         8,865,448           $67,989,224
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                       15,784,345          $165,539,143         30,046,298          $278,631,545
-----------------------------------------------------------------------------------------------------------
Shares reacquired                (67,350,354)         (703,587,008)       (60,901,062)         (554,925,744)
-----------------------------------------------------------------------------------------------------------
Net change                       (51,566,009)        $(538,047,865)       (30,854,764)        $(276,294,199)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                       10,189,138          $106,267,925         17,734,374          $163,979,257
-----------------------------------------------------------------------------------------------------------
Shares reacquired                (32,039,671)         (333,731,540)       (27,115,839)         (247,106,042)
-----------------------------------------------------------------------------------------------------------
Net change                       (21,850,533)        $(227,463,615)        (9,381,465)         $(83,126,785)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                        6,724,790           $77,848,366         13,944,543          $142,638,380
-----------------------------------------------------------------------------------------------------------
Shares reacquired                (21,237,117)         (244,236,758)        (7,870,696)          (81,007,297)
-----------------------------------------------------------------------------------------------------------
Net change                       (14,512,327)        $(166,388,392)         6,073,847           $61,631,083
-----------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                          862,660            $9,096,763          1,639,752           $15,694,323
-----------------------------------------------------------------------------------------------------------
Shares reacquired                 (1,185,220)          (12,395,399)          (966,931)           (9,351,027)
-----------------------------------------------------------------------------------------------------------
Net change                          (322,560)          $(3,298,636)           672,821            $6,343,296
-----------------------------------------------------------------------------------------------------------

                                        Year ended 11/30/04                    Period ended 11/30/03*
                                    SHARES               AMOUNT              SHARES               AMOUNT

CLASS R1 SHARES

Shares sold                        3,162,319           $36,250,892          2,630,845           $26,239,722
-----------------------------------------------------------------------------------------------------------
Shares reacquired                 (1,979,466)          (22,549,743)        (1,351,262)          (13,444,185)
-----------------------------------------------------------------------------------------------------------
Net change                         1,182,853           $13,701,149          1,279,583           $12,795,537
-----------------------------------------------------------------------------------------------------------

                                        Year ended 11/30/04                    Period ended 11/30/03**
                                     SHARES               AMOUNT              SHARES               AMOUNT

CLASS R2 SHARES

Shares sold                          100,372            $1,145,351            455.533                $5,022
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (40,953)             (474,714)                --                    --
-----------------------------------------------------------------------------------------------------------
Net change                            59,419              $670,637            455.533                $5,022
-----------------------------------------------------------------------------------------------------------

                                          Year ended 11/30/04                      Year ended 11/30/03
                                      SHARES               AMOUNT              SHARES               AMOUNT

CLASS 529A SHARES

Shares sold                           84,770              $955,342             90,283              $903,782
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (6,615)              (75,195)            (2,453)              (25,151)
-----------------------------------------------------------------------------------------------------------
Net change                            78,155              $880,147             87,830              $878,631
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                           20,549              $214,289             26,202              $243,628
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,590)              (48,766)              (632)               (6,319)
-----------------------------------------------------------------------------------------------------------
Net change                            15,959              $165,523             25,570              $237,309
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                           19,660              $204,405             56,763              $517,439
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (8,858)              (93,729)               (47)                 (783)
-----------------------------------------------------------------------------------------------------------
Net change                            10,802              $110,676             56,716              $516,656
-----------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1 shares, December 31, 2002, through November 30, 2003.
** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended November 30, 2004 was $74,921, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended November 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Trustees of Massachusetts Investors Growth Stock Fund:

We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Growth Stock Fund (the Fund), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years in the period ended November 30, 2001 were audited by other auditors, whose report dated January 10, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Investors Growth Stock Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                            ERNST & YOUNG LLP

Boston, Massachusetts
January 14, 2005

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of January 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    -----------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair     February 1992       Private investor; Eastern
(born 05/01/36)               of Trustees                               Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Michael Hegarty               Trustee               December 2004       Retired; AXA Financial
(born 12/21/44)                                                         (financial services and
                                                                        insurance), Vice Chairman and
                                                                        Chief Operating Officer
                                                                        (until May 2001); The
                                                                        Equitable Life Assurance
                                                                        Society (insurance),
                                                                        President and Chief Operating
                                                                        Officer (until May 2001)

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Door LLP (law
                                                                        firm) (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as
Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected,
Messrs. Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

Robert C. Pozen(3)            Advisory Trustee      December 2004       Massachusetts Financial
(born 08/08/46)                                     (Advisory           Services Company, Chairman
                                                    Trustee);           (since February 2004);
                                                    February-December   Harvard Law School
                                                    2004 (Trustee)      (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

Laurie J. Thomsen             Advisory Trustee      December 2004       Private investor; Prism
(born 08/05/57)                                                         Venture Partners (venture
                                                                        capital), Co-founder and
                                                                        General Partner (until June
                                                                        2004); St. Paul Travelers
                                                                        Companies (commercial
                                                                        property liability
                                                                        insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGERS
Margaret W. Adams
S. Irfan Ali
Gregory Locraft
Stephen Pesek

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIG-ANN-01/05 668M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the Registrant ("Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended November 30, 2004 and 2003, audit fees billed to the Fund by E&Y were as follows:

                                                               Audit Fees
           FEES BILLED BY E&Y:                              2004         2003
                                                          ------       ------

                Massachusetts Investors Growth
                Stock Fund                                35,500       33,530
                                                          ------       ------
                         TOTAL                            35,500       33,530

For the fiscal years ended November 30, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of Fund were as follows:

                                            Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                         2004           2003           2004          2003           2004           2003
                                            ------         ------        ------         ------         ------         ------
           To Massachusetts                      0              0        11,240          6,565          2,833              0
           Investors Growth
           Stock Fund
       To MFS and MFS Related                    0              0             0         26,832         35,000              0
       Entities of Massachusetts
       Investors Growth Stock
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2004                         2003
                                            ------                       ------
       To Massachusetts Investors           56,073                       43,397
       Growth Stock Fund, MFS and
       MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board. Shareholders may mail written recommendations to Massachusetts Investors Growth Stock Fund, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Jeffrey N. Carp, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             --------------------------------------------------------

By (Signature and Title)*  ROBERT J. MANNING
                           ------------------------------------------
                           Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           ------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: January 21, 2005
      ----------------

By (Signature and Title)*  RICHARD M. HISEY
                           ------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: January 21, 2005
      ----------------

* Print name and title of each signing officer under his or her signature.